Capital disclosures - Additional Information (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	0.8	0.9
Maximum
Disclosure Of Capital Disclosures
Ratio of net debt to four quarter trailing fund flows from operations	1